INVENTORIES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Raw materials	€ 238,426	€ 222,243
Semi-finished goods	258,287	239,388
Finished goods	617,191	626,563
Total inventories	1,113,904	1,088,194
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	206,212
Changes in other provisions [abstract]
Additional provisions	94,662
Utilizations and other changes	(71,981)
Balance at end of period	184,481	206,212
Provisions for slow moving and obsolete inventories
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	149,228	123,428
Changes in other provisions [abstract]
Additional provisions	37,689	36,932	€ 20,822
Utilizations and other changes	(24,319)	(11,132)
Balance at end of period	€ 162,598	€ 149,228	€ 123,428